Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GPS Funds I
Entity Central Index Key	0001131042
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Large Cap Core Fund
Class Name	Service Shares
Trading Symbol	GMLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuideMark Large Cap Core Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$44	0.84%
[1]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Net Assets	$ 756,108,533
Holdings Count | $ / shares	598
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$756,108,533
Number of Holdings	598
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	6.2%
Apple, Inc.	6.1%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.3%
Vanguard S&P 500 ETF	3.3%
Alphabet, Inc.	3.2%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc.	2.3%
Berkshire Hathaway, Inc.	1.5%
Eli Lilly & Co.	1.4%

Top Sectors	(%)**
Information Technology	30.0%
Consumer Discretionary	13.4%
Financials	12.5%
Health Care	10.6%
Industrials	8.9%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	2.6%
Materials	1.6%
Cash & Other	5.9%
[2]
Material Fund Change [Text Block]
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Emerging Markets Fund
Class Name	Service Shares
Trading Symbol	GMLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuideMark Emerging Markets Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$71	1.34%
[3]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.34%
Net Assets	$ 50,727,550
Holdings Count | $ / shares	502
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$50,727,550
Number of Holdings	502
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Mount Vernon Liquid Assets Portfolio, LLC	4.3%
Tencent Holdings Ltd.	4.2%
iShares MSCI Saudi Arabia ETF	3.0%
Samsung Electronics Co. Ltd.	2.7%
Alibaba Group Holding Ltd.	2.1%
iShares Core MSCI Emerging Markets ETF	1.7%
MediaTek, Inc.	0.9%
Meituan	0.9%
China Construction Bank Corp.	0.8%

Top Sectors	(%)**
Information Technology	22.8%
Financials	20.8%
Consumer Discretionary	12.8%
Consumer Staples	7.7%
Communication Services	7.8%
Industrials	6.3%
Energy	6.7%
Materials	4.3%
Health Care	3.7%
Cash & Other	7.1%

Top Ten Countries	(%)
China	20.0%
India	18.5%
Taiwan, Province of China	17.3%
Republic of Korea	12.6%
Cayman Islands	6.6%
Brazil	5.2%
United States	4.8%
United Arab Emirates	3.9%
South Africa	3.7%
Cash & Other	7.4%
[4]
Material Fund Change [Text Block]
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Small/Mid Cap Core Fund
Class Name	Service Shares
Trading Symbol	GMSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuideMark Small/Mid Cap Core Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$57	1.04%
[5]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.04%
Net Assets	$ 98,687,479
Holdings Count | $ / shares	1,413
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$98,687,479
Number of Holdings	1,413
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	10.5%
Vanguard Extended Market ETF	3.3%
JPMorgan U.S. Government Money Market Fund	0.5%
EMCOR Group, Inc.	0.4%
Manhattan Associates, Inc.	0.3%
United Therapeutics Corp.	0.3%
Casey’s General Stores, Inc.	0.3%
Sprouts Farmers Market, Inc.	0.3%
Dick’s Sporting Goods, Inc.	0.3%
Lennox International, Inc.	0.3%

Top Sectors	(%)**
Industrials	19.2%
Financials	17.1%
Consumer Discretionary	16.0%
Information Technology	12.7%
Health Care	11.8%
Consumer Staples	4.7%
Materials	4.3%
Real Estate	4.1%
Energy	3.2%
Cash & Other	6.9%
[6]
Material Fund Change [Text Block]
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark World ex-US Fund
Class Name	Service Shares
Trading Symbol	GMWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuideMark World ex-US Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$57	1.10%
[7]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 119,568,835
Holdings Count | $ / shares	514
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$119,568,835
Number of Holdings	514
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares MSCI EAFE ETF	2.3%
Novo Nordisk AS	2.0%
ASML Holding NV	1.3%
AstraZeneca PLC	1.1%
Roche Holding AG	1.1%
Novartis AG	1.0%
Nestle SA	1.0%
LVMH Moet Hennessy Louis Vuitton SE	0.9%
SAP SE	0.8%
Shell PLC	0.8%

Top Sectors	(%)**
Financials	21.2%
Industrials	15.9%
Consumer Discretionary	12.8%
Health Care	12.3%
Consumer Staples	9.2%
Information Technology	8.9%
Energy	5.7%
Materials	4.7%
Communication Services	4.1%
Cash & Other	5.2%

Top Ten Countries	(%)
Japan	22.6%
United Kingdom	11.6%
Canada	10.6%
France	9.7%
Germany	9.0%
Switzerland	6.7%
Australia	5.4%
Netherlands	4.2%
Denmark	2.8%
Cash & Other	17.4%
[8]
Material Fund Change [Text Block]
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Core Fixed Income Fund
Class Name	Service Shares
Trading Symbol	GMCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuideMark Core Fixed Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$48	0.94%
[9]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 176,736,060
Holdings Count | $ / shares	922
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$176,736,060
Number of Holdings	922
Portfolio Turnover	99%

Holdings [Text Block]

Top 10 Issuers	(%)
Federal National Mortgage Association	20.2%
U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	13.2%
Government National Mortgage Association	6.1%
Federal Home Loan Mortgage Corp.	3.6%
JPMorgan U.S. Government Money Market Fund	3.3%
Progress Residential Trust	1.0%
JPMorgan Chase & Co.	0.9%
Bank of America Corp.	0.9%
COLT Mortgage Loan Trust	0.9%

Security Type	(%)
Mortgage-Backed Securities	29.9%
U.S. Treasury Securities	29.0%
Corporate Obligations	24.3%
Collateralized Mortgage Obligations	14.2%
Asset-Backed Securities	7.6%
Money Market Funds	3.2%
Foreign Government Debt Obligations	1.5%
Municipal Bonds	1.3%
Investments Purchased with Proceeds from Securities Lending	0.4%
Cash & Other	-11.4%

Material Fund Change [Text Block]
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds

[1]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[2]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Expense ratio is annualized. Reflects contractual and voluntary fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[6]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	Expense ratio is annualized. Reflects contractual and voluntary fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
*	Expense ratio is annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.